Common Stock	12 Months Ended
Dec. 31, 2021
Class of Stock [Line Items]
Common Stock
13.	COMMON STOCK
Prior to the retroactive impact of the recapitalization, the Company was authorized to issue 191,500,000 shares of $0.001 par value common stock as of December 31, 2020 and 2021. Upon closing of the business combination, the Company was authorized to issue 500,000,000 shares of $0.0001 par value common stock.
The voting, dividend, and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers, and preferences of the holders of the Preferred Stock set forth above.
Each share of common stock generally entitles the holder to one vote, together with the holders of Preferred Stock, on all matters submitted to the stockholders for a vote. As of December 31, 2020 and 2021, no cash dividends have been declared or paid.
As of December 31, 2021, the Company has reserved the following shares of common stock for potential conversion of outstanding Preferred Stock, potential conversion of convertible debt and PIPE Notes with accrued interest through the applicable year-end, into Series D Preferred Stock, the vesting of restricted stock and exercise of stock options and preferred and common stock warrants:

AS OF DECEMBER 31, 2021
Convertible debt with accrued interest	6,684,122
Options to purchase common stock	19,803,226
Preferred stock warrants	651,988
Common stock warrants	207,376

Total	27,346,712